UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment           [  ];   Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MD Sass Investors Services Inc.

Address:  1185 Avenue of the Americas, 18th Floor, New York, NY  10036

Form 13F File Number: 28- 2771
                      --------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher J. Dunn
Title: Senior Vice President
Phone: (212) 843-8956

Signature, Place, and Date of Signing:

       /s/ Christopher J. Dunn, New York, New York, August 14, 2006
             [Signature]          [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] I3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 3
Form 13F Information Table Entry Total: 11,636,046

Form 13F Information Table Value Total: 276,455 (thousands) List of Other Included Managers: : 1) Resurgence Asset Management, LLC; 2) Resurgence Asset Management International, LLC; 3) Re/Enterprise Asset Management, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No. Form 13F File Number Name

28- Pending       Resurgence Asset Management, LLC
------------------

28- Pending       Resurgence Asset Management International, LLC
-----------

28- Pending       Re/Enterprise Asset Management, LLC
------------------

                           FORM 13F INFORMATION TABLE

                                TITLE OF                     VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER          VOTING AUTHORITY
            NAME OF ISSUER       CLASS           CUSIP     (X$1000) PRN AMT   PRN CALL DSCRETN MANAGERS   SOLE    SHARED     NONE
------------------------------  --------------   --------- -------- --------  --- ---- ------- -------- -------   ------   --------
AMB PROPERTY CORP               COMMON           00163T109     986    19500   SH       SOLE                19500     0         0
ALICO INC                       COMMON           016230104    4030    73127   SH       SOLE                73127     0         0
AMERICAN BANCORP N J INC        COMMON           02407E104     979    82363   SH       SOLE                82363     0         0
AMERICAN EXPRESS CO             COMMON           025816109    2363    44400   SH       SOLE                44400     0         0
AMYLIN PHARMACEUTICALS IN       COMMON           032346108    5875   119000   SH       SOLE               119000     0         0
ARCHSTONE SMITH TR              COMMON           039583109    1597    31400   SH       SOLE                31400     0         0
ARRIS GROUP INC                 COMMON           04269Q100    7612   580200   SH       SOLE               580200     0         0
ASTORIA FINL CORP               COMMON           046265104    1830    60100   SH       SOLE                60100     0         0
AVALONBAY CMNTYS INC            COMMON           053484101     885     8000   SH       SOLE                 8000     0         0
BJ SVCS CO                      COMMON           055482103    6800   182500   SH       SOLE               171800     0     10700
BRE PROPERTIES INC              CL A             05564E106     451     8200   SH       SOLE                 8200     0         0
BAKER HUGHES INC                COMMON           057224107    6585    80450   SH       SOLE                76950     0      3500
BANK OF AMERICA CORP            COMMON           060505104    1698    35300   SH       SOLE                35300     0         0
BANK NEW YORK INC               COMMON           064057102    2122    65900   SH       SOLE                65900     0         0
BANKATLANTIC BANCORP            COMMON           065908501     303    20400   SH       SOLE                20400     0         0
BED BATH & BEYOND INC           COMMON           075896100    6870   207100   SH       SOLE               194000     0     13100
BOSTON PROPERTIES INC           COMMON           101121101    1817    20100   SH       SOLE                20100     0         0
BROOKFIELD PPTYS CORP           COMMON           112900105     547    17000   SH       SOLE                17000     0         0
CIT GROUP INC                   COMMON           125581108    2426    46400   SH       SOLE                46400     0         0
CAMDEN PPTY TR                  COMMON           133131102     390     5300   SH       SOLE                 5300     0         0
CAPITAL ONE FINL CORP           COMMON           14040H105     342     4000   SH       SOLE                 4000     0         0
CHICAGO BRIDGE & IRON CO        DEPOSITORY RECEI 167250109    6054   250700   SH       SOLE               234400     0     16300
CHUBB CORP                      COMMON           171232101     499    10000   SH       SOLE                10000     0         0
CITIGROUP INC                   COMMON           172967101    6962   144300   SH       SOLE               137100     0      7200
COMMERCIAL CAP BANCORP I        COMMON           20162L105    1438    91329   SH       SOLE                91329     0         0
COMPASS BANCSHARES INC          COMMON           20449H109     888    15978   SH       SOLE                15978     0         0
COPART INC                      COMMON           217204106    1137    46300   SH       SOLE                35100     0     11200
COUNTRYWIDE FINANCIAL COR       COMMON           222372104    1249    32800   SH       SOLE                32800     0         0
DEVELOPERS DIVERSIFIED R        COMMON           251591103     230     4400   SH       SOLE                 4400     0         0
DIAMOND OFFSHORE DRILLING       COMMON           25271C102    9686   115400   SH       SOLE               111000     0      4400
DIAMONDROCK HOSPITALITY C       COMMON           252784301     690    46600   SH       SOLE                46600     0         0
ENSCO INTL INC                  COMMON           26874Q100    8884   193050   SH       SOLE               185500     0      7550
EASTGROUP PPTY INC              COMMON           277276101     770    16500   SH       SOLE                16500     0         0
EDWARDS AG INC                  COMMON           281760108    1325    23950   SH       SOLE                17500     0      6450
EQUITY RESIDENTIAL              SH BEN INT       29476L107     743    16600   SH       SOLE                16600     0         0
FLUSHING FINL CORP              COMMON           343873105    1556    86646   SH       SOLE                86646     0         0
GENERAL ELEC CO                 COMMON           369604103    1444    43800   SH       SOLE                32600     0     11200
GENERAL GROWTH PPTYS INC        COMMON           370021107    1428    31700   SH       SOLE                31700     0         0
GOLDMAN SACHS GROUP INC         COMMON           38141G104    1083     7200   SH       SOLE                 7200     0         0
GOOGLE INC                      COMMON           38259P508    5996    14300   SH       SOLE                14300     0         0
GENERAL ELECTRIC CO             CALL             3LG990121     410     1000   SH  CALL SOLE                 1000     0         0
GENERAL ELECTRIC CO             CALL             3LG990261     735      870   SH  CALL SOLE                  870     0         0
HRPT PPTYS TR                   COM SH BEN INT   40426W101     183    15800   SH       SOLE                15800     0         0
HARLEY DAVIDSON INC             COMMON           412822108    4649    84700   SH       SOLE                77700     0      7000
HILTON HOTELS CORP              COMMON           432848109    9816   347100   SH       SOLE               331800     0     15300
HOME PROPERTIES INC             COMMON           437306103     994    17900   SH       SOLE                17900     0         0
HOSPITALITY PPTYS TR            COM SH BEN INT   44106M102     294     6700   SH       SOLE                 6700     0         0
HOST MARRIOTT CORP NEW          COMMON           44107P104    1540    70434   SH       SOLE                70434     0         0
HUDSON CITY BANCORP             COMMON           443683107     838    62900   SH       SOLE                62900     0         0
INNKEEPERS USA TR               COMMON           4576J0104     859    49700   SH       SOLE                49700     0         0
INTEL CORP                      COMMON           458140100    3478   183050   SH       SOLE               165100     0     17950
J P MORGAN CHASE & CO           COMMON           46625H100    7930   188800   SH       SOLE               178000     0     10800
JOHNSON & JOHNSON               COMMON           478160104    1417    23650   SH       SOLE                17800     0      5850
KINETIC CONCEPTS INC            COMMON           49460W208    6424   145500   SH       SOLE               138100     0      7400
KITTY HAWK INC                  COMMON           498326206    3597  4440573   SH       DEFINED    1,2,3  4440573     0         0
LASALLE HOTEL PPTYS             COMMON           517942108     482    10400   SH       SOLE                10400     0         0
MEMC ELECTR MATLS INC           COMMON           552715104    5599   149300   SH       SOLE               149300     0         0
MSC INDL DIRECT INC             COMMON           553530106    1479    31100   SH       SOLE                23100     0      8000
MACERICH CO                     COMMON           554382101    1439    20500   SH       SOLE                20500     0         0
MACK CALI RLTY CORP             COMMON           554489104     459    10000   SH       SOLE                10000     0         0
MAGUIRE PPTYS INC               COMMON           559775101     387    11000   SH       SOLE                11000     0         0
MERRILL LYNCH & CO INC          COMMON           590188108    1266    18200   SH       SOLE                18200     0         0
MIRANT CORP NEW                 COMMON           60467R100   17329   646610   SH       DEFINED     1,3    646610     0         0
MORGAN STANLEY                  COMMON           617446448    1321    20900   SH       SOLE                20900     0         0
NORDSON CORP                    COMMON           655663102     912    18550   SH       SOLE                12850     0      5700
PFF BANCORP INC                 COMMON           69331W104    2089    63000   SH       SOLE                63000     0         0
PNC FINL SVCS GROUP INC         COMMON           693475105    2021    28800   SH       SOLE                28800     0         0
PEABODY ENERGY CORP             COMMON           704549104    5121    91850   SH       SOLE                84900     0      6950
PENN NATL GAMING INC            COMMON           707569109    2743    70743   SH       SOLE                70743     0         0
PEOPLES BK BRIDGEPORT CON       COMMON           710198102     503    15320   SH       SOLE                15320     0         0
PFIZER INC                      COMMON           717081103    5525   235390   SH       SOLE               220050     0     15340
POST PPTYS INC                  COMMON           737464107     227     5000   SH       SOLE                 5000     0         0
PRICE T ROWE GROUP INC          COMMON           74144T108     960    25400   SH       SOLE                18900     0      6500
PROLOGIS                        SH BEN INT       743410102    1329    25500   SH       SOLE                25500     0         0
PROVIDENT FINL SVCS INC         COMMON           74386T105     180    10000   SH       SOLE                10000     0         0
PRUDENTIAL FINL INC             COMMON           744320102    1935    24900   SH       SOLE                24900     0         0
RECKSON ASSOCS RLTY CORP        COMMON           75621K106    1287    31100   SH       SOLE                31100     0         0
REGENCY CTRS CORP               COMMON           758849103    1815    29200   SH       SOLE                29200     0         0
SEI INVESTMENTS CO              COMMON           784117103    1672    34200   SH       SOLE                25400     0      8800
SVB FINL GROUP                  COMMON           78486Q101    4237    93200   SH       SOLE                87500     0      5700
SIMON PPTY GROUP INC NEW        COMMON           828806109    1858    22400   SH       SOLE                22400     0         0
SOVRAN SELF STORAGE INC         COMMON           84610H108    1412    27800   SH       SOLE                27800     0         0
SPRINT NEXTEL CORP              COMMON           852061100    4662   233200   SH       SOLE               213100     0     20100
STARWOOD HOTELS&RESORTS W       COMMON           85590A401    6987   115800   SH       SOLE               110200     0      5600
SUNSTONE HOTEL INVS INC N       COMMON           867892101     555    19100   SH       SOLE                19100     0         0
SUPERIOR ENERGY SVCS INC        COMMON           868157108    9346   275700   SH       SOLE               260600     0     15100
TANGER FACTORY OUTLET CT        COMMON           875465106     589    18200   SH       SOLE                18200     0         0
TRIZEC PROPERTIES INC           COMMON           89687P107    1547    54000   SH       SOLE                54000     0         0
US BANCORP DEL                  COM NEW          902973304     494    16000   SH       SOLE                16000     0         0
UNITED DOMINION REALTY T        COMMON           910197102     922    32900   SH       SOLE                32900     0         0
UNIVERSAL COMPRESSION HLD       COMMON           913431102    4332    68800   SH       SOLE                63100     0      5700
VALLEY NATL BANCORP             COMMON           919794107    1136    44200   SH       SOLE                44200     0         0
VINEYARD NATL BANCORP           COMMON           927426106     639    23769   SH       SOLE                23769     0         0
VORNADO RLTY TR                 SH BEN INT       929042109    1931    19800   SH       SOLE                19800     0         0
WACHOVIA CORP 2ND NEW           COMMON           929903102    2093    38700   SH       SOLE                38700     0         0
WASHINGTON GROUP INTL IN        COM NEW          938862208    1052    19721   SH       DEFINED    1,2,3    19721     0         0
WASHINGTON REAL ESTATE IN       SH BEN INT       939653101     940    25600   SH       SOLE                25600     0         0
WELLS FARGO & CO NEW            COMMON           949746101    2227    33200   SH       SOLE                33200     0         0
TRANSOCEAN INC                  COMMON           G90078109    9799   122000   SH       SOLE               116700     0      5300
UBS AG                          COMMON           H89231338    5375    49000   SH       SOLE                45700     0      3300
STEINER LEISURE LTD             COMMON           P8744Y102    3321    84023   SH       SOLE                84023     0         0
ROYAL CARIBBEAN CRUISES L       COMMON           V7780T103    1186    31000   SH       SOLE                31000     0         0

TOTAL VALUE (X$1000):                         276455
TOTAL SHARES PRN/AMT:                       11636046

TOTAL SOLE SHARES/PRN AMT:                  11368056
TOTAL SHARED SHARES/PRN AMT:                       0
TOTAL NONE SHARES/PRN AMT:                    267990